Equity securities, at cost	12 Months Ended
Dec. 31, 2024
Equity Securities At Cost
Equity securities, at cost

Note 18.      Equity securities, at cost

Investment in FOSSA SYSTEMS s.l.

On April 8, 2021, WISeKey E.L.A. s.l. invested EUR 440,000 (USD 475,673 at historical rate) to acquire 15% of the share capital of FOSSA SYSTEMS s.l. (“FOSSA”), a Spanish aerospace company providing picosatellites for Low Earth Orbit (LEO) services as a vertically integrated service: from design to launch and operations.

The FOSSA investment was assessed as an equity investment without a readily determinable fair value and we elected the measurement at cost less impairment, adjusted for observable price changes for identical or similar investments of the same issuer as permitted by ASU 2016-01. As such, the FOSSA investment was initially recognized on the balance sheet at EUR 440,000 (USD 475,673 at historical rate).

As at December 31, 2024, we performed a qualitative assessment to consider potential impairment indicators. We made reasonable efforts to identify any observable transactions of identical or similar investments but did not identify any such transaction. Therefore, no impairment loss was recorded in the year to December 31, 2024, and the carrying value of the FOSSA investment as at December 31, 2024 was EUR 440,000 (USD 455,422 at closing rate).